Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 1,213	$ 0